Financial Information as per operating segments (Details 8) - CLP ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Assets	$ 3,645,386,969	$ 3,989,716,990
Chile Operating Segment [Member]
IfrsStatementLineItems [Line Items]
Assets	1,811,415,479	1,801,212,657
International Business Operating Segment [Member]
IfrsStatementLineItems [Line Items]
Assets	800,908,475	987,649,086
Wine Operating Segment [Member]
IfrsStatementLineItems [Line Items]
Assets	452,659,415	459,435,444
All other segments [member]
IfrsStatementLineItems [Line Items]
Assets	$ 580,403,600	$ 741,419,803